FLAHERTY & CRUMRINE/CLAYMORE PREFERRED SECURITIES INCOME FUND

To the Shareholders of Flaherty & Crumrine/Claymore Preferred Securities Income
Fund:

     The new fiscal year began much like the previous year ended. For the three month period ended February 28, 2010, total return (principal change and income) on net asset value of the Fund was +11.1%. Over the same period, total return on market price of Fund shares was +20.5%.

     The strong performance came as credit markets continued to recover from the depths of the financial crisis last year. Economists and investors have expressed confidence that our financial system is back on track, and, although problems persist, seeds of recovery are in place. We share this view and encourage you to visit www.fcclaymore.com to read our Quarterly Economic Update.

     Over the past several quarters, the focus of these letters has been the financial crisis and its impact on the Fund's investment portfolio. We experienced gut-wrenching market weakness starting in the second half of 2008 and continuing into early 2009, only to watch prices rebound dramatically in the months since. Never before have we seen such extreme volatility over a relatively short time frame. We expect smoother waters ahead, but, as always, the future will be filled with challenges and opportunities.

     We will take advantage of this relative calm to review the market for preferred securities a bit more broadly than our typical quarterly letter. After turbulence, the time seems right to take a step back and regain some perspective on the market. Readers can compare these broad market comments to the Fund's investments summarized on the following pages.

     As of February 28, 2010, the market for preferred securities has grown to $378 billion(1) from $231 billion in 2005. The issues that comprise the market are far from homogeneous. An issuer is now able to tailor a preferred security to its specific financing needs by choosing from a wide range of features. Because of the variety of terms preferreds have, it has become easier to define a preferred by what it is not--a preferred security is not senior debt and it is not common stock.

     Fifteen percent of the market is "traditional" preferred, i.e. the distributions to investors are DIVIDENDS, and paid from after-tax income of the issuer. These distributions may have after-tax benefits to investors. 85% is "taxable" preferred that pay INTEREST(2); these payments are treated as interest expense for issuers and ordinary income for investors.

     Many features of preferred securities are especially beneficial to companies in highly-regulated industries. Preferred issues from utilities, banks and insurance companies comprise over 80% of the preferred market. Of course, as the experience of the past couple of years serves to remind us, regulators can contribute to problems at the companies they regulate. Nonetheless, regulators recognize the critical role of the preferred market, and have helped facilitate growth in the asset class.

     Despite a rash of downgrades during the financial crisis, the market is still comprised of mostly investment-grade issues. 64% of preferred issues are rated Baa or higher. A substantially larger portion of the preferred universe is comprised of issuers with SENIOR DEBT rated investment grade. For this reason, preferred securities are widely considered to be the highest yielding asset class of investment grade companies.

----------
(1) Market statistics used in this report, along with a wide range of additional information can be viewed by visiting the Flaherty & Crumrine website, www.preferredstockguide.com.

(2) We include preferred securities issued in the United States by foreign domiciled entities in the "taxable" category; many of these issues make distributions considered to be dividends for some types of investors.

     A word about credit analysis is in order. We have always based investment decisions on our internal credit research, and try to own credits that we believe are investment grade quality. Of course, credit analysis is more art than science, and no one does it perfectly, but we think our team does an outstanding job.

     Our focus is first and foremost on preferred securities. The objective of our credit analysis is to develop an in-depth opinion about the quality of each security in the Fund. This approach differs from the rating agencies, where the focus is primarily on the quality of an issuer's most senior debt. Once the senior debt rating is determined, a mechanical "notching" methodology is applied to rate subordinated classes of securities, such as the issuer's preferreds (rating agency methodology brings to mind the Bismarck quote, "laws are like sausages, it is better not to see them being made").

     Much has been made recently about potential conflicts at the public rating agencies. Whether the conflicts are real or perceived, the business model of the agencies is likely to change. Regardless of how one views the public rating agencies, we don't face those conflicts and care only about choosing the right investments for the Fund. We pay close attention to the public ratings, but our investment decisions are only made after we do our own homework.

     One additional question that should be on the minds of shareholders: can the Fund continue to produce double-digit quarterly returns? The answer shouldn't be surprising--it's not likely. By a variety of measures, in our view, the preferred market remains attractive relative to other asset classes. But the disparity is not as glaring as it was last spring and, in fact, is now approaching a range we consider normal.

     Of course, preferred security prices never experienced anything like the volatility they experienced during the recent financial crisis. Historically, investors have (quite properly) owned these securities for the income they produce; only recently have they attracted the attention of those more inclined toward casinos. Now that the economy is beginning to stabilize, the wrath of recent markets seems to have instilled a new sense of discipline and propriety on companies that lost their way. Nonetheless, we will continue to keep a close eye on how those companies adapt to this new environment.

     More information is always available on the Fund's website at www.fcclaymore.com.

Sincerely,


/s/ Donald F. Crumrine                    /s/ Robert M. Ettinger

Donald F. Crumrine                        Robert M. Ettinger
Chairman of the Board                     President

April 21, 2010

      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                                              PORTFOLIO OVERVIEW
                                                   FEBRUARY 28, 2010 (UNAUDITED)

FUND STATISTICS
----------------
Net Asset Value           $     14.52
Market Price              $     14.89
Premium                          2.55
Yield on Market Price            9.19%
Common Stock Shares
   Outstanding             42,687,988

MOODY'S RATINGS           % OF NET ASSETS+
---------------           ----------------
AAA                             0.4%
AA                              0.1%
A                               9.2%
BBB                            66.6%
BB                             17.8%
Below "BB"                      2.0%
Not Rated                       1.0%
Below Investment Grade*        15.4%

*    BELOW INVESTMENT GRADE BY BOTH MOODY'S AND S&P.

                                   (PIE CHART)

INDUSTRY CATEGORIES   % OF NET ASSETS+
-------------------   ----------------
REITs                         1%
Other                         4%
Banking                      38%
Utilities                    26%
Insurance                    24%
Energy                        5%
Financial Services            2%

TOP 10 HOLDINGS BY ISSUER   % OF NET ASSETS+
-------------------------   ----------------
Banco Santander                    6.9%
Liberty Mutual Group               5.8%
Capital One Financial              4.7%
Dominion Resources                 4.0%
Metlife                            3.8%
Southern Union                     3.2%
Puget Energy                       3.1%
Comerica                           3.1%
Axis Capital                       3.1%
Wisconsin Energy                   3.0%

                                                     % OF NET ASSETS**+
                                                     ------------------
Holdings Generating Qualified Dividend
   Income (QDI) for Individuals                              26%
Holdings Generating Income Eligible for
   the Corporate Dividend Received Deduction (DRD)           12%

** THIS DOES NOT REFLECT YEAR-END RESULTS OR ACTUAL TAX CATEGORIZATION OF FUND DISTRIBUTIONS. THESE PERCENTAGES CAN, AND DO, CHANGE, PERHAPS SIGNIFICANTLY, DEPENDING ON MARKET CONDITIONS. INVESTORS SHOULD CONSULT THEIR TAX ADVISOR REGARDING THEIR PERSONAL SITUATION.

+    NET ASSETS INCLUDES ASSETS ATTRIBUTABLE TO THE USE OF LEVERAGE.

Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2010 (UNAUDITED)

SHARES/$ PAR                                                                                            VALUE
--------------                                                                                     ---------------
PREFERRED SECURITIES -- 92.3%
                 BANKING -- 38.0%
$   17,750,000   Astoria Capital Trust I, 9.75% 11/01/29, Series B .............................   $    18,470,490(1)
     2,313,020   Banco Santander, 10.50% Pfd., Series 10 .......................................        63,706,353**(1)(2)
        87,400   Bank of America Corporation, 8.625% Pfd., Series 8 ............................         2,195,488*(1)
                 Barclays Bank PLC:
$   15,000,000      6.278% .....................................................................        11,475,000**(1)(2)
       345,000      6.625% Pfd., Series 2 ......................................................         7,448,550**(1)(2)
       140,000      8.125% Pfd., Series 5 ......................................................         3,514,000**(1)(2)
        35,000   BB&T Capital Trust V, 8.95% Pfd. ..............................................           968,538
       200,000   BB&T Capital Trust VI, 9.60% Pfd. .............................................         5,700,000(1)
       240,000   BB&T Capital Trust VII, 8.10% Pfd. ............................................         6,264,000(1)
$   37,000,000   Capital One Capital III, 7.686% 08/15/36 ......................................        34,817,000(1)
$    3,000,000   Capital One Capital V, 10.25% 08/15/39 ........................................         3,411,387
$    5,350,000   Capital One Capital VI, 8.875% 05/15/40 .......................................         5,716,026
$   35,100,000   Colonial BancGroup, 7.114%, 144A**** ..........................................           105,300++
$   34,396,000   Comerica Capital Trust II, 6.576% 02/20/37 ....................................        28,806,650(1)
        28,800   FBOP Corporation, Adj. Rate Pfd., 144A**** ....................................           197,568*++
$    3,000,000   Fifth Third Capital Trust IV, 6.50% 04/15/37 ..................................         2,415,000
         7,850   First Republic Preferred Capital Corporation, 10.50% Pfd., 144A**** ...........         7,300,500(1)
        12,500   First Tennessee Bank, Adj. Rate Pfd., 144A**** ................................         7,121,094*
$    3,000,000   First Tennessee Capital I, 8.07% 01/06/27, Series A ...........................         2,664,372(1)
             6   FT Real Estate Securities Company, 9.50% Pfd., 144A**** .......................         4,515,000
                 Goldman Sachs:
$   17,015,000      Capital II, 5.793% .........................................................        13,654,537(1)
         3,600      STRIPES Custodial Receipts, Pvt. ...........................................         2,196,000*
$    1,500,000   HSBC USA Capital Trust II, 8.38% 05/15/27, 144A**** ...........................         1,436,194
                 HSBC USA, Inc.:
       555,400      Adj. Rate Pfd., Series D ...................................................        12,942,209*(1)
       150,000      6.50% Pfd., Series H .......................................................         3,646,875*(1)
$    8,500,000   JPMorgan Chase Capital XXVII, 7.00% 11/01/39, Series AA .......................         8,665,240
        75,000   JPMorgan Chase Capital XXVIII, 7.20% Pfd. 12/22/39 ............................         1,975,785
       103,600   Keycorp Capital X, 8.00% Pfd. .................................................         2,588,964(1)
$   17,800,000   Lloyds Banking Group PLC, 6.657%, 144A**** ....................................         9,523,000**(2)+
       100,000   Morgan Stanley Capital Trust VIII, 6.45% Pfd. 04/15/67 ........................         2,187,000
$   13,825,000   National City Preferred Capital Trust I, 12.00% ...............................        15,781,099(1)
       295,000   PFGI Capital Corporation, 7.75% Pfd. ..........................................         6,748,125(1)
       164,520   PNC Financial Services, 9.875% Pfd., Series F .................................         4,822,493*(1)
        90,000   Sovereign Capital Trust V, 7.75% Pfd. 05/22/36 ................................         2,197,125(1)
         8,641   Sovereign REIT, 12.00% Pfd., Series A, 144A**** ...............................         9,872,343
            60   Union Planters Preferred Funding, 7.75% Pfd., Series 144A**** .................         3,690,000

      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                   FEBRUARY 28, 2010 (UNAUDITED)

SHARES/$ PAR                                                                                            VALUE
--------------                                                                                     ---------------
PREFERRED SECURITIES -- (CONTINUED)
                 BANKING -- (CONTINUED)
     1,137,900   Wachovia Preferred Funding, 7.25% Pfd., Series A ..............................   $    26,185,924(1)
                 Washington Mutual:
$    2,100,000      9.75%, 144A**** ............................................................            68,250++
$   10,050,000      6.534%, 144A**** ...........................................................           326,625++
$   11,067,000   Webster Capital Trust IV, 7.65% 06/15/37 ......................................         7,193,550(1)
$      650,000   Wells Fargo Capital XV, 9.75% .................................................           708,955
                                                                                                   ---------------
                                                                                                       353,222,609
                                                                                                   ---------------
                 FINANCIAL SERVICES -- 1.3%
$    1,340,000   Ameriprise Financial, Inc., 7.518% 06/01/66 ...................................         1,256,250(1)
$      850,000   General Electric Capital Corporation, 6.375% 11/15/67 .........................           761,812
$    7,000,000   Gulf Stream-Compass 2005 Composite Notes, 144A**** ............................         2,678,410
                 Lehman Brothers Holdings, Inc.:
       471,500      7.95% Pfd. .................................................................            64,596*++
        34,000      5.67% Pfd., Series D .......................................................            16,150*++
        20,000   Lehman Capital Trust III, 6.375% Pfd., Series K ...............................             8,250++
$   10,000,000   RACERS(R) Series 2005 AMMC V Trust, 144A**** ..................................         4,143,614
$    3,000,000   Schwab Capital Trust I, 7.50% 11/15/37 ........................................         2,917,098(1)
                                                                                                   ---------------
                                                                                                        11,846,180
                                                                                                   ---------------
                 INSURANCE -- 22.6%
$    4,051,000   Ace Capital Trust II, 9.70% 04/01/30 ..........................................         4,708,777(1)(2)
                 Arch Capital Group Ltd.:
       117,750      7.875% Pfd., Series B ......................................................         2,951,109**(1)(2)
        86,321      8.00% Pfd., Series A .......................................................         2,185,000**(1)(2)
$    8,500,000   AXA SA, 6.463%, 144A**** ......................................................         6,778,750**(1)(2)
                 Axis Capital Holdings:
       180,000      7.25% Pfd., Series A .......................................................         4,304,250**(1)(2)
       281,505      7.50% Pfd., Series B .......................................................        24,103,866(1)(2)
        37,000   Corts Provident Financing Trust I, 8.50% Pfd. .................................           940,263(1)
       558,000   Delphi Financial Group, 7.376% Pfd. 05/15/37 ..................................        11,194,875(1)
$   20,919,000   Everest Re Holdings, 6.60% 05/15/37 ...........................................        16,839,795(1)
$    6,650,000   Great West Life & Annuity Insurance, 7.153% 05/16/46, 144A**** ................         6,051,500(1)
                 Liberty Mutual Group:
$    1,400,000      7.80% 03/15/37, 144A**** ...................................................         1,211,000(1)
$   35,618,000      10.75% 06/15/58, 144A**** ..................................................        38,823,620(1)
$    3,000,000   MetLife Capital Trust IV, 7.875% 12/15/37, 144A**** ...........................         2,970,000(1)
$   14,965,000   MetLife Capital Trust X, 9.25% 04/08/38, 144A**** .............................        16,760,800(1)

Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2010 (UNAUDITED)

SHARES/$ PAR                                                                                            VALUE
--------------                                                                                     ---------------
PREFERRED SECURITIES -- (CONTINUED)
                 INSURANCE -- (CONTINUED)
                 MetLife, Inc.:
       418,000      6.50% Pfd., Series B .......................................................   $    10,329,825*(1)
$    4,170,000      10.75% 08/01/39 ............................................................         5,151,293(1)
                 Principal Financial Group:
        10,000      5.563% Pfd., Series A ......................................................           822,500*
       457,300      6.518% Pfd., Series B ......................................................        10,340,696*(1)
                 Renaissancere Holdings Ltd.:
       152,200      6.08% Pfd., Series C .......................................................         3,135,320**(1)(2)
       251,529      6.60% Pfd., Series D .......................................................         5,448,118**(1)(2)
        60,935      7.30% Pfd., Series B .......................................................         1,490,013**(2)
       407,200   Scottish Re Group Ltd., 7.25% Pfd. ............................................         2,387,210**(2)+
$    7,425,000   USF&G Capital, 8.312% 07/01/46, 144A**** ......................................         7,691,944(1)
$   13,000,000   USF&G Capital I, 8.50% 12/15/45, 144A**** .....................................        13,752,752(1)
$   12,200,000   XL Capital Ltd., 6.50%, Series E ..............................................         9,684,360(1)(2)
                                                                                                   ---------------
                                                                                                       210,057,636
                                                                                                   ---------------
                 UTILITIES -- 24.3%
                 Baltimore Gas & Electric Company:
        10,000      6.70% Pfd., Series 1993 ....................................................           977,813*(1)
        10,000      7.125% Pfd., Series 1993 ...................................................           991,563*
       328,179   Calenergy Capital Trust III, 6.50% Pfd. 09/01/27 ..............................        15,014,189(1)
        35,000   Central Maine Power, 5.25% Pfd., Pvt. .........................................         3,255,000*
$   18,533,000   COMED Financing III, 6.35% 03/15/33 ...........................................        15,162,996(1)
$   19,675,000   Dominion Resources Capital Trust I, 7.83% 12/01/27 ............................        20,371,436(1)
                 Dominion Resources, Inc.:
$   15,262,000      7.50% ......................................................................        15,128,259(1)
        57,500      8.375% Pfd., Series A ......................................................         1,635,875
       296,300   Entergy Arkansas, Inc., 6.45% Pfd. ............................................         6,601,949*
        15,000   Entergy Louisiana, Inc., 6.95% Pfd. ...........................................         1,406,720*
        63,184   FPC Capital I, 7.10% Pfd., Series A ...........................................         1,613,877(1)
$    7,500,000   FPL Group Capital, Inc., 6.65% 06/15/67 .......................................         6,984,795
       130,140   Georgia Power Company, 6.50% Pfd., Series 2007A ...............................        13,168,541*(1)
       119,805   Indianapolis Power & Light Company, 5.65% Pfd. ................................        10,389,346*
$    2,386,000   PECO Energy Capital Trust III, 7.38% 04/06/28, Series D .......................         2,244,479(1)
$   27,000,000   PECO Energy Capital Trust IV, 5.75% 06/15/33 ..................................        21,818,484(1)
$   32,500,000   Puget Sound Energy, Inc., 6.974% 06/01/67 .....................................        28,962,310(1)

      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                   FEBRUARY 28, 2010 (UNAUDITED)

SHARES/$ PAR                                                                                            VALUE
------------                                                                                       ---------------
PREFERRED SECURITIES -- (CONTINUED)
                 UTILITIES -- (CONTINUED)
                 Southern California Edison:
        74,235      6.00% Pfd., Series C .......................................................   $     6,764,664*(1)
        54,615      6.125% Pfd. ................................................................         5,108,212*(1)
$   18,130,000   Southern Union Company, 7.20% 11/01/66 ........................................        16,362,325(1)
$    4,200,000   Union Electric Power Company, 7.69% 12/15/36, Series A ........................         4,168,630(1)
$   30,400,000   Wisconsin Energy Corporation, 6.25% 05/15/67 ..................................        28,083,702(1)
                                                                                                   ---------------
                                                                                                       226,215,165
                                                                                                   ---------------
                 ENERGY -- 4.9%
$   26,870,000   Enbridge Energy Partners LP, 8.05% 10/01/37 ...................................        26,571,689(1)
                 Enterprise Products Partners:
$    4,915,000      7.00% 06/01/67 .............................................................         4,462,363
$    3,435,000      7.034% 01/15/68 ............................................................         3,259,468(1)
$   11,500,000      8.375% 08/01/66, Series A ..................................................        11,643,635(1)
                                                                                                   ---------------
                                                                                                        45,937,155
                                                                                                   ---------------
                 REAL ESTATE INVESTMENT TRUST (REIT) -- 0.1%
        50,000   Duke Realty Corporation, 6.60% Pfd., Series L .................................         1,003,625
                                                                                                   ---------------
                                                                                                         1,003,625
                                                                                                   ---------------
                 MISCELLANEOUS INDUSTRIES -- 1.1%
       112,750   Ocean Spray Cranberries, Inc., 6.25% Pfd., 144A**** ...........................         8,184,951*(1)
$    2,500,000   Stanley Works, 5.902% 12/01/45 ................................................         2,297,918(1)
                                                                                                   ---------------
                                                                                                        10,482,869
                                                                                                   ---------------
                 TOTAL PREFERRED SECURITIES
                    (Cost $936,819,150) ........................................................       858,765,239
                                                                                                   ---------------
CORPORATE DEBT SECURITIES -- 4.8%
                 FINANCIAL SERVICES -- 0.2%
        55,000   Ameriprise Financial, Inc., 7.75% 06/15/39 ....................................         1,425,738(1)
$    4,726,012   Lehman Brothers, Guaranteed Note, Variable Rate, 12/16/16, 144A**** ...........           581,299++
                                                                                                   ---------------
                                                                                                         2,007,037
                                                                                                   ---------------
                 INSURANCE -- 1.7%
$   15,415,000   Liberty Mutual Insurance, 7.697% 10/15/97, 144A**** ...........................        13,550,910(1)
$    2,500,000   UnumProvident Corporation, 7.25% 03/15/28, Senior Notes .......................         2,378,377(1)
                                                                                                   ---------------
                                                                                                        15,929,287
                                                                                                   ---------------

Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2010 (UNAUDITED)

SHARES/$ PAR                                                                                            VALUE
------------                                                                                       ---------------
CORPORATE DEBT SECURITIES -- (CONTINUED)
                 UTILITIES -- 1.6%

        40,000   Entergy Texas, Inc., 7.875% 06/01/39 ..........................................   $     1,134,000
                 Southern Union Company:
$    5,300,000      7.60% 02/01/24, Senior Notes ...............................................         6,028,225(1)
$    6,047,000      8.25% 11/15/29, Senior Notes ...............................................         7,059,359(1)
                                                                                                   ---------------
                                                                                                        14,221,584
                                                                                                   ---------------
                 REAL ESTATE INVESTMENT TRUST (REIT) -- 0.8%

$    4,085,000   Duke Realty LP, 8.25% 08/15/19 ................................................         4,488,169(1)
$    3,500,000   Realty Income Corporation, 5.875% 03/15/35 ....................................         2,859,924(1)
                                                                                                   ---------------
                                                                                                         7,348,093
                                                                                                   ---------------
                 MISCELLANEOUS INDUSTRIES -- 0.5%

        16,500   Corp-Backed Trust Certificates, 7.00% 11/15/28, Series Sprint .................           317,625(1)
                 Pulte Homes, Inc.:
        58,240      7.375% 06/01/46 ............................................................         1,201,054(1)
$    3,550,000      7.875% 06/15/32 ............................................................         3,239,375(1)
                                                                                                   ---------------
                                                                                                         4,758,054
                                                                                                   ---------------
                 TOTAL CORPORATE DEBT SECURITIES
                    (Cost $47,796,151)                                                                  44,264,055
                                                                                                   ---------------
COMMON STOCK -- 0.2%
                 BANKING -- 0.2%
        54,740   CIT Group, Inc. ...............................................................         1,994,178*+
                                                                                                   ---------------
                 TOTAL COMMON STOCK
                    (Cost $10,901,025) .........................................................         1,994,178
                                                                                                   ---------------
MONEY MARKET FUND -- 2.0%
    18,327,479   BlackRock Provident Institutional, T-Fund .....................................        18,327,479
                                                                                                   ---------------
                 TOTAL MONEY MARKET FUND
                    (Cost $18,327,479) .........................................................        18,327,479
                                                                                                   ---------------

      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                   FEBRUARY 28, 2010 (UNAUDITED)

                                                                                                        VALUE
                                                                                                   ---------------
TOTAL INVESTMENTS (Cost $1,013,843,805***) .........................................    99.3%      $   923,350,951
OTHER ASSETS AND LIABILITIES (Net) .................................................     0.7%            6,551,856
                                                                                       -----       ---------------
NET ASSETS BEFORE LOAN .............................................................   100.0%+++   $   929,902,807
                                                                                       -----       ---------------
LOAN PRINCIPAL BALANCE .........................................................................      (309,875,000)
                                                                                                   ---------------
TOTAL NET ASSETS AVAILABLE TO COMMON STOCK .....................................................   $   620,027,807
                                                                                                   ===============

* Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.

**   Securities distributing Qualified Dividend Income only.

***  Aggregate cost of securities held.

**** Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At February 28, 2010, these securities amounted to $167,335,424 or 18.0% of net assets before the loan. These securities have been determined to be liquid under the guidelines established by the Board of Directors.

(1) All or a portion of this security is pledged as collateral for the Fund's loan. The total value of such securities was $656,995,474 at February 28, 2010.

(2)  Foreign Issuer.

+    Non-income producing.

++ The issuer has filed for bankruptcy protection. As a result, the Fund may not be able to recover the principal invested and also does not expect to receive income on this security going forward.

+++ The percentage shown for each investment category is the total value of that category as a percentage of total net assets before the loan.

ABBREVIATIONS:

CORTS   -- Corporate-Backed Trust Securities
PFD.    -- Preferred Securities
PVT.    -- Private Placement Securities
RACERS  -- Restructured Asset Certificates with Enhanced Returns
REIT    -- Real Estate Investment Trust
STRIPES -- Structured Residual Interest Preferred Enhanced Securities

Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated STATEMENT OF CHANGES IN NET ASSETS AVAILABLE TO COMMON STOCK(1)
FOR THE PERIOD FROM DECEMBER 1, 2009 THROUGH FEBRUARY 28, 2010 (UNAUDITED)

                                                                                                        VALUE
                                                                                                   ---------------
OPERATIONS:
   Net investment income .......................................................................   $    15,448,539
   Net realized gain/(loss) on investments sold during the period ..............................        (3,795,707)
   Change in net unrealized appreciation/depreciation of investments ...........................        51,631,481
                                                                                                   ---------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ........................................        63,284,313
DISTRIBUTIONS:
   Dividends paid from net investment income to Common Stock Shareholders(2) ...................       (14,597,649)
                                                                                                   ---------------
   TOTAL DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS ............................................       (14,597,649)
FUND SHARE TRANSACTIONS:
   Increase from shares issued under the Dividend Reinvestment and Cash Purchase Plan ..........           201,581
                                                                                                   ---------------
   NET INCREASE IN NET ASSETS AVAILABLE TO COMMON STOCK RESULTING FROM FUND SHARE
      TRANSACTIONS .............................................................................           201,581
                                                                                                   ---------------
NET INCREASE IN NET ASSETS AVAILABLE TO COMMON STOCK
   FOR THE PERIOD ..............................................................................   $    48,888,245
                                                                                                   ===============
NET ASSETS AVAILABLE TO COMMON STOCK:
   Beginning of period .........................................................................   $   571,139,562
                                                                                                    --------------
   Net increase in net assets during the period ................................................        48,888,245
                                                                                                   ---------------
   End of period ...............................................................................   $   620,027,807
                                                                                                   ===============

----------
(1) These tables summarize the three months ended February 28, 2010 and should be read in conjunction with the Fund's audited financial statements, including footnotes, in its Annual Report dated November 30, 2009.

(2)  May include income earned, but not paid out, in prior fiscal year.

      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                                         FINANCIAL HIGHLIGHTS(1)
      FOR THE PERIOD FROM DECEMBER 1, 2009 THROUGH FEBRUARY 28, 2010 (UNAUDITED)
                     FOR A COMMON STOCK SHARE OUTSTANDING THROUGHOUT THE PERIOD.

PER SHARE OPERATING PERFORMANCE:
   Net asset value, beginning of period ........................................................   $         13.38
                                                                                                   ---------------
INVESTMENT OPERATIONS:
   Net investment income .......................................................................              0.36
   Net realized and unrealized gain/(loss) on investments. .....................................              1.12
                                                                                                   ---------------
   Total from investment operations ............................................................              1.48
                                                                                                   ---------------
DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
   From net investment income ..................................................................             (0.34)
                                                                                                   ---------------
   Total distributions to Common Stock Shareholders ............................................             (0.34)
                                                                                                   ---------------
   Net asset value, end of period ..............................................................   $         14.52
                                                                                                   ===============
   Market value, end of period .................................................................   $         14.89
                                                                                                   ===============
   Common Stock shares outstanding, end of period ..............................................        42,687,988
                                                                                                   ===============
RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON STOCK SHAREHOLDERS:
   Net investment income+ ......................................................................             10.36%*
   Operating expenses including interest expense. ..............................................              1.69%*
   Operating expenses excluding interest expense ...............................................              1.02%*
SUPPLEMENTAL DATA:++
   Portfolio turnover rate .....................................................................                 3%**
   Net assets before loan, end of period (in 000's) ............................................   $       929,903
   Ratio of operating expenses including interest expense to net assets before loan ............              1.14%*
   Ratio of operating expenses excluding interest expense to net assets before loan ............              0.69%*

(1) These tables summarize the three months ended February 28, 2010 and should be read in conjunction with the Fund's audited financial statements, including footnotes, in its Annual Report dated November 30, 2009.

*    Annualized.

**   Not annualized.

+ The net investment income ratios reflect income net of operating expenses, including interest expense.

++ Information presented under heading Supplemental Data includes loan principal balance.

Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated FINANCIAL HIGHLIGHTS (CONTINUED)
PER SHARE OF COMMON STOCK (UNAUDITED)

                                            TOTAL                                   DIVIDEND
                                          DIVIDENDS   NET ASSET       NYSE        REINVESTMENT
                                             PAID       VALUE     CLOSING PRICE     PRICE (1)
                                          ---------   ---------   -------------   ------------
December 31, 2009 .....................    $0.1140      $13.99        $13.97         $13.99
January 29, 2010 ......................     0.1140       14.52         14.34          14.51
February 26, 2010 .....................     0.1140       14.52         14.89          14.52

----------
(1) Whenever the net asset value per share of the Fund's Common Stock is less than or equal to the market price per share on the reinvestment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of Common Stock will be purchased in the open market.

      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.   AGGREGATE INFORMATION FOR FEDERAL INCOME TAX PURPOSES

     At February 28, 2010 the aggregate cost of securities for federal income tax purposes was $1,016,602,313, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $67,013,236 and the aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $160,264,598.

2.   ADDITIONAL ACCOUNTING STANDARDS

     FAIR VALUE MEASUREMENT: The inputs and valuation techniques used to measure fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of February 28, 2010 is as follows:

                                                                                       LEVEL 2         LEVEL 3
                                                     TOTAL             LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT            QUOTED         OBSERVABLE    UNOBSERVABLE
                                               FEBRUARY 28, 2010        PRICE          INPUTS          INPUTS
                                               -----------------    ------------    ------------    ------------
Preferred Securities
   Banking                                        $353,222,609      $225,035,449    $127,989,592     $   197,568
   Financial Services                               11,846,180           761,812       7,845,783       3,238,585
   Insurance                                       210,057,636        79,588,772     130,468,864              --
   Utilities                                       226,215,165        18,378,011     207,837,154              --
   Energy                                           45,937,155                --      45,937,155              --
   Real Estate Investment Trust (REIT)               1,003,625         1,003,625              --              --
   Miscellaneous Industries                         10,482,869                --      10,482,869              --
Corporate Debt Securities                           44,264,055        17,166,001      26,516,755         581,299
Common Stock
   Banking                                           1,994,178         1,994,178              --              --
Money Market Fund                                   18,327,479        18,327,479              --              --
                                                  ------------      ------------    ------------     -----------
Total Investments                                 $923,350,951      $362,255,327    $557,078,172     $4,017,452
                                                  ============      ============    ============     ===========

Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

     The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                                  PREFERRED SECURITIES
                                                                 ----------------------
                                                                              FINANCIAL    CORPORATE DEBT
                                            TOTAL INVESTMENTS     BANKING     SERVICES       SECURITIES
                                            -----------------    --------    ----------    --------------
BALANCE AS OF 11/30/09                         $2,574,696        $158,400    $1,920,537       $495,759
Accrued discounts/premiums                             --              --            --             --
Realized gain/(loss)                                   --              --            --             --
Change in unrealized appreciation/
   (depreciation)                               1,442,756          39,168     1,318,048         85,540
Net purchases/(sales)                                  --              --            --             --
Transfers in and/or out of Level 3                     --              --            --             --
                                               ----------        --------    ----------       --------
BALANCE AS OF 2/28/10                          $4,017,452        $197,568    $3,238,585       $581,299

     For the period ended February 28, 2010, total change in unrealized gain/(loss) on Level 3 securities still held at period end and included in the change in net assets was $1,442,756.

                      [This page intentionally left blank]

DIRECTORS

   Donald F. Crumrine, CFA
      Chairman of the Board
   David Gale
   Morgan Gust
   Karen H. Hogan
   Robert F. Wulf, CFA

OFFICERS

   Donald F. Crumrine, CFA
      Chief Executive Officer
   Robert M. Ettinger, CFA
      President
   R. Eric Chadwick, CFA
      Chief Financial Officer,
      Vice President and Treasurer
   Chad C. Conwell
      Chief Compliance Officer,
      Vice President and Secretary
   Bradford S. Stone
      Vice President and
      Assistant Treasurer
   Laurie C. Lodolo
      Assistant Compliance Officer,
      Assistant Treasurer and
      Assistant Secretary

INVESTMENT ADVISER

   Flaherty & Crumrine Incorporated
   e-mail: flaherty@pfdincome.com

SERVICING AGENT

   Claymore Securities, Inc.
   1-866-233-4001

QUESTIONS CONCERNING YOUR SHARES OF FLAHERTY &
   CRUMRINE/CLAYMORE PREFERRED SECURITIES INCOME FUND?

     -    If your shares are held in a Brokerage Account, contact your Broker.

     - If you have physical possession of your shares in certificate form, contact the Fund's Transfer Agent --

               PNC Global Investment Servicing
               (U.S.) Inc.
               1-800-331-1710

THIS REPORT IS SENT TO SHAREHOLDERS OF FLAHERTY & CRUMRINE/CLAYMORE PREFERRED SECURITIES INCOME FUND INCORPORATED FOR THEIR INFORMATION. IT IS NOT A PROSPECTUS, CIRCULAR OR REPRESENTATION INTENDED FOR USE IN THE PURCHASE OR SALE OF SHARES OF THE FUND OR OF ANY SECURITIES MENTIONED IN THIS REPORT.

                      (FLAHERTY & CRUMRINE/CLAYMORE LOGO)

                          FLAHERTY & CRUMRINE/CLAYMORE
                              PREFERRED SECURITIES
                                  INCOME FUND

                                   QUARTERLY
                                     REPORT

                               FEBRUARY 28, 2010

                               www.fcclaymore.com